LOANS TO THIRD PARTIES	12 Months Ended
Jun. 30, 2023
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 6. LOANS TO THIRD PARTIES

Loans to third parties consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Working fund to third party companies	¥50,383,822	¥123,055,874	$16,970,181
Loans to third parties	¥50,383,822	¥123,055,874	$16,970,181

Loans to third parties are mainly used for short-term funding to support the Company’s external business partners and at the same time the Company can earn interest income from these loans. Most of these loans bear interest or no interest and have terms of no more than one year, except one of the loans to third party has term of one and half year. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risk associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them. As the date of the report, approximately 8.3%, or ¥10.2 million ($1.4 million) was collected by the Company and the remaining part was expected to be paid in full by end of June 2024.